LEASES (Details Narrative)	3 Months Ended
Jan. 31, 2022 USD ($) ft²
LEASES
Office space | ft²	2,210
Monthly Rent	$ 2,369
Lease liability	$ 68,584
Interest rate	8.00%
Amortization of assets	$ 5,862
Reduction in liabilities	$ 5,862